Special Cash Dividend to Shareholders - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended						12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Nov. 30, 2012 Installment	Nov. 12, 2012	May 20, 2011	May 30, 2011	Nov. 30, 2010 Installment	Nov. 19, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 16, 2013 Subsequent Event	Nov. 30, 2010 First Installment	Dec. 31, 2012 First Installment	Nov. 30, 2010 Second Installment	Dec. 31, 2013 Second Installment Subsequent Event	Dec. 31, 2012 Total
Dividends [Line Items]
Number of installments payments related to dividend	2				2
Dividends declared, month and year	2012-11			2011-05	2010-11			2010-11
Cash dividend declared	$ 2.3	$ 2.3	$ 0.56	$ 0.56	$ 2.00	$ 2.00					$ 1.00		$ 1.00
Aggregate amount of cash dividend paid							$ 92,106	$ 77,178	$ 40,303			$ 59,013		$ 76,847	$ 135,933
Unpaid cash dividend										$ 73